Leases (Summary of Total Lease Cost) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance lease cost:
Finance lease cost, Amortization	[1]	$ 41	$ 40	$ 33
Finance lease cost, Interest	[2]	3	(3)
Operating lease cost	[3]	53	66	68
Short-term lease cost	[4]	31	32	20
Variable lease cost		4	5	8
Total lease cost		132	140	129
Virginia Electric and Power Company
Finance lease cost:
Finance lease cost, Amortization	[1]	15	12	7
Finance lease cost, Interest	[2]	3	1	1
Operating lease cost	[3]	32	30	36
Short-term lease cost	[4]	21	19	12
Variable lease cost		1	1	4
Total lease cost		$ 72	$ 63	$ 60

[1]	Dominion Energy includes $3 million, $3 million and $2 million for the years ended December 31, 2022, 2021 and 2020, respectively, in discontinued operations in its Consolidated Statements of Income.
[2]	Dominion Energy includes $1 million for the year ended December 31, 2022 and less than $1 million for the years ended December 31, 2021 and 2020, respectively, in discontinued operations in its Consolidated Statements of Income.
[3]	Dominion Energy includes $6 million, $8 million and $8 million for the years ended December 31, 2022, 2021 and 2020, respectively, in discontinued operations in its Consolidated Statements of Income.
[4]	Dominion Energy includes $2 million, $2 million and $1 million for the years ended December 31, 2022, 2021 and 2020, respectively, in discontinued operations in its Consolidated Statements of Income.